Stock Options and Warrants - 2014 Warrant Exchange Agreements - Additional Information (Detail) - USD ($)			3 Months Ended		12 Months Ended
	Jun. 16, 2014	Jun. 11, 2014	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Oct. 24, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares of common stock issued for warrant exchange		44,665,783
Warrants, Exchanged		36,554,822			37,221,488
Warrants outstanding			117,891,242		127,508,118	44,983,988		3,500,000
Change in fair value of warrant liability	$ 1,271,000		$ 679,000	$ 623,000	$ 2,405,000	$ (754,000)
Warrant exchange inducement expense			3,445,000		3,445,000
Warrant liability reclassified to equity upon warrant exchange			3,031,000		3,031,000
Value of common stock issued for warrant exchange			$ 6,428,000		$ 6,428,000
Common stock reserved for future issuance					0	37,888,154
Placement Agent Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants, Exchanged		666,666
Warrants outstanding			0		0	666,666	666,666
Series A Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants, Exchanged		36,554,822
Warrants outstanding			0		0	36,554,822	36,554,822
Series A Warrants [Member] | Dr. Andrey Semechkin and Ruslan Semechkin [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares of common stock issued for warrant exchange	12,105,784	12,105,784
Warrants outstanding	10,088,154	10,088,154
Series A Warrants [Member] | Placement Agent Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants, Exchanged		666,666